VOYA LETTERHEAD

U.S. LEGAL / PRODUCT FILING UNIT
ONE ORANGE WAY, C2S
WINDSOR, CT 06095-4774

J. NEIL MCMURDIE

SENIOR COUNSEL

PHONE:  (860) 580-2824  |  EMAIL:  NEIL.MCMURDIE@VOYA.COM

November 15, 2016

BY EDGARLINK

Ms. Kimberly Browning

U.S. Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

Re:	Voya Insurance and Annuity Company and its Separate Account B
Post-Effective Amendment No. 4 to Registration Statement on Form N-4
Prospectus Title: Voya Preferred Advantage Variable Annuity
File Nos.: 333-202174 and 811-05626

Ms. Browning:

On behalf of Voya Insurance and Annuity Company (the "Company") and its Separate Account B (the "Account") we are responding to your comments conveyed to us over the telephone on October 26, 2016, in relation to the Post-Effective Amendment No. 3 (“PEA No. 3”) to the Registration Statement filed under Rule 485(a) of the Securities Act of 1933 (the “1933 Act”) on September 19, 2016. The purpose of PEA No. 3 was to describe, through prospectus supplement, an increase in the Asset Based Administration Fee for contracts issued on or after November 18, 2016. The following summarizes your comments, and our responses to those comments.

Comment No. 1 – Please remember that the Company and management of the Company are responsible for the accuracy and adequacy of all disclosures, notwithstanding any review, comment, action or absence of action on the part of the staff of the Securities and Exchange Commission.

Response No. 1 – We hereby acknowledge the Company’s responsibilities in relation to the foregoing comment.

Comment No. 2 – On the facing page of the N-4 registration statement being filed, please include the number of the amendment being filed under the Investment Company Act of 1940.

Response No. 2 – We have added the amendment number as requested.

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U.S. Securities and Exchange Commission

Comment No. 3 – On the facing page of the N-4 registration statement being filed, please remove the delaying amendment text as that is unnecessary.

Response No. 3 – We have removed the text as requested.

Comment No. 4 – Please revise the contract Fee Table disclosures in the supplement to include the entire Fee Table for the contract fees and charges instead of just the section of the Fee Table that relates to the new maximum Asset Based Administration Fee.

Response No. 4 – We have added the full contract Fee Table as requested. Please note that the date on which the fee increase will be effective has been changed from November 18, 2016, to November 21, 2016.

Comment No. 5 – Please confirm that all bracketed and blank text contained in the initial Rule 485(a) filing under the 1933 Act will be finalized with any brackets removed and blank text finalized and included in the corresponding Rule 485(b) filing.

Response No. 5 – We have removed all brackets and inserted the final text and information needed to complete the disclosures in this Rule 485(b) filing. I hereby represent that this Rule 485(b) filing contains all financial statements, exhibits and other information necessary for the post-effective amendment to be complete and eligible to be automatically effective on November 18, 2016, pursuant to paragraph (b) of Rule 485 and sixty days after the initial filing pursuant to Rule 485(a)(1).

I appreciate your help with this matter and please call or email me with questions or comments.

Sincerely,

/s/ J. Neil McMurdie

J. Neil McMurdie

Senior Counsel

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